Loss And Loss Adjustment Expense Reserves (Tables)	12 Months Ended
Dec. 31, 2012
Activity in Loss and Loss Adjustment Expense Reserves

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2012	2011	2010
Balance at January 1	$7,245.8	$7,071.0	$6,653.0
Less reinsurance recoverables on unpaid losses	785.7	704.1	529.4

Net balance at January 1	6,460.1	6,366.9	6,123.6

Incurred related to:
Current year	11,926.0	10,876.8	10,451.7
Prior years	22.0	(242.0)	(320.4)

Total incurred	11,948.0	10,634.8	10,131.3

Paid related to:
Current year	7,895.3	7,289.3	6,841.0
Prior years	3,536.5	3,252.3	3,047.0

Total paid	11,431.8	10,541.6	9,888.0

Net balance at December 31	6,976.3	6,460.1	6,366.9
Plus reinsurance recoverables on unpaid losses	862.1	785.7	704.1

Balance at December 31	$7,838.4	$7,245.8	$7,071.0